PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligation	$ 29,433,998	$ 35,102,660
Incentives and other government assistance receivable
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment	3,063,476	$ 0
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment	1,931,179
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in property, plant and equipment	$ 1,132,297